EQUITY - Foreign currency translation reserves (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY
Reserve of exchange differences on translation	$ (237,077,572)	$ (168,744,355)	$ (167,447,157)
Movement in foreign currency translation reserve	(68,333,217)	(1,297,198)	(114,161,459)
Brazil
EQUITY
Reserve of exchange differences on translation	(90,156,924)	(58,306,230)	(88,444,294)
Movement in foreign currency translation reserve	(31,850,694)	30,138,065	(57,582,790)
Argentina
EQUITY
Reserve of exchange differences on translation	(128,348,112)	(108,386,213)	(84,913,998)
Movement in foreign currency translation reserve	(19,961,899)	(23,472,215)	(28,640,580)
Paraguay
EQUITY
Reserve of exchange differences on translation	(4,862,332)	10,545,453	21,728,456
Movement in foreign currency translation reserve	(15,407,785)	(11,183,004)	(19,929,293)
Chile
EQUITY
Reserve of exchange differences on translation	(13,710,204)	(12,597,365)	(15,817,321)
Movement in foreign currency translation reserve	$ (1,112,839)	$ 3,219,956	$ (8,008,796)